Share Option and Warrant Reserves (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share Option and Warrant Reserves
Exploration and evaluation costs	$ 195	$ 142	$ 327	$ 349
Fees, salaries and other employee benefits	433	478	800	1,184
Total share-based compensation expense	$ 628	$ 620	$ 1,127	$ 1,533